CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT (Unaudited) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Non Controlling Interest [Member]	Total
Beginning Balance at Dec. 31, 2017	$ 10,655	$ 23,128	$ (53,734)	$ (6,914)	$ 123	$ (26,742)
Beginning Balance, shares at Dec. 31, 2017	21,000,000
Issuance of common stock	$ 1,852	358				2,210
Issuance of common stock, shares	3,350,000
Non controlling interest in subsidiaries					(123)	(123)
Net loss			(1,665)			(1,665)
Translation adjustment				114		(114)
Ending Balance at Jun. 30, 2018	$ 12,507	23,486	(55,399)	(6,800)		(26,206)
Ending Balance, shares at Jun. 30, 2018	24,350,000
Issuance of common stock	$ 389	(29)				360
Issuance of common stock, shares	750,000
Net loss			(9,565)			(9,565)
Translation adjustment				555		555
Ending Balance at Dec. 31, 2018	$ 12,896	23,457	(64,964)	(6,245)		$ (34,856)
Ending Balance, shares at Dec. 31, 2018	25,100,000					25,100,000
Issuance of common stock	$ 3,483	606				$ 4,089
Issuance of common stock, shares	6,852,364
Net loss			(657)			(657)
Translation adjustment				4		(4)
Ending Balance at Jun. 30, 2019	$ 16,379	$ 24,063	$ (65,621)	$ (6,241)		$ (31,420)
Ending Balance, shares at Jun. 30, 2019	31,952,364					31,952,364